Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Options on a Per-common-share Basis
i.	Movements during the years ended December 31, 2017, 2018 and 2019
The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, outstanding stock options on a per-common-share
basis during the year:

	2017
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	22,911,500	653
Granted during the year	2,386,000	4,206
Forfeited during the year	(7,000)	1,320
Exercised during the year (1)	(19,713,500)	583
Expired during the year	—	—

Outstanding at December 31	5,577,000	2,421

Exercisable at December 31	3,191,000	1,086

	2018
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	5,577,000	2,421
Granted during the year	—	—
Forfeited during the year (2)	(983,200)	4,178
Exercised during the year (1)	(855,500)	1,171
Expired during the year	—	—

Outstanding at December 31	3,738,300	2,245

Exercisable at December 31	2,701,400	1,492

	2019
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	3,738,300	2,245
Granted during the year	4,702,800	3,500
Forfeited during the year (2)	(152,300)	4,021
Exercised during the year (1)	(608,500)	942
Expired during the year	—	—

Outstanding at December 31	7,680,300	3,081

Exercisable at December 31	2,376,000	1,960

(1)	The weighted average share price at the date of exercise of these options during the years ended December 31, 2017, 2018 and 2019 were 4,580 yen, 4,245 yen and 3,975 yen, respectively.

(2)	For the year ended December 31, 2018 and 2019 , the number of forfeited stock options include 763,300 shares and 120,200 shares, respectively, of revocation due to waiver of rights.

Summary of Exercise Price and Number for Shares of Options Outstanding
ii.	The exercise price and the number of shares for options outstanding as of December 31, 2017, 2018 and 2019 are as follows:

		Number (Shares)
Grant dates	Exercise price (yen)	December 31, 2017	December 31, 2018	December 31, 2019
December 17, 2013	344	763,500	544,500	309,000
February 8, 2014	1,320	818,000	649,000	502,500
August 9, 2014	1,320	218,000	148,500	116,000
November 1, 2014	1,320	145,000	122,500	109,000
February 4, 2015	1,320	1,246,500	891,500	708,500
July 18, 2017	4,206	2,386,000	1,382,300	1,262,100
July 29, 2019	3,500	—	—	4,673,200

Inputs to Models Used for Deriving Fair Value of Stock Options Granted

iv.	The following tables list the inputs to the models used for deriving the fair value of the stock options granted for the years ended December 31, 2017, 2018 and 2019.

	Grant dates	Grant dates
	July 18, 2017	July 29, 2019
Dividend yield	0.0%	0.0%
Expected volatility	44.9-45.7%	36.6%
Risk-free interest rate	(0.04)-0.00%	(0.15)%
Expected life of stock options (years)	5.5-7	10
Exercise price (yen)	4,206	3,500
Fair value per common share at the grant date (yen)	3,840	3,500
Model used	Black-Scholes	Binomial option pricing model

Expenses Recognized in Connection with Share-Based Payments
v.	The expenses recognized in connection with share-based payments during the years ended December 31, 2017, 2018 and 2019 are shown in the following table:

	(In millions of yen)

	2017	2018	2019
Total expenses arising from equity-settled share-based payment transactions	1,602	559	888

E S O P equity settled [member]
Statement [Line Items]
Expenses Recognized in Connection with Share-Based Payments
iv.	The expenses recognized in connection with share-based payments during the years ended December 31, 2017, 2018 and 2019 are shown in the following table:

	(In millions of yen)

	2017	2018	2019
Total expenses arising from equity-settled share-based payment transactions	279	827	875

Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Other Options on a Per-common-share Basis
The following table illustrates the movements in outstanding points during the years ended December 31, 2017, 2018 and 2019:

	J-ESOP (Equity-settled)
	Number of points (1)
	2017	2018	2019
Outstanding at January 1	—	251,302	445,401
Granted during the year	262,069	287,079	209,823
Forfeited during the year	(10,767)	(35,091)	(48,662)
Exercised during the year	—	(57,889)	(145,579)
Expired during the year	—	—	(392)

Outstanding at December 31	251,302	445,401	460,591

Exercisable at December 31	—	5,275	8,505

(1)	One point is equal to one share.

E S O P cash settled [member]
Statement [Line Items]
Expenses Recognized in Connection with Share-Based Payments

	(In millions of yen)
	2017	2018	2019
Total expenses arising from cash-settled share-based payment transactions	805	1,142	2,486

Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Other Options on a Per-common-share Basis
The following table illustrates the movements in outstanding points during the years ended December 31, 2017, 2018 and 2019:

	J-ESOP (Cash-settled)
	Number of points (1)
	2017	2018	2019
Outstanding at January 1	—	533,502	890,624
Granted during the year	567,056	602,393	397,196
Forfeited during the year	(33,554)	(101,430)	(94,297)
Exercised during the year	—	(143,841)	(305,760)
Expired during the year	—	—	(176)

Outstanding at December 31	533,502	890,624	887,587

Exercisable at December 31,	—	2,373	3,840